Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 24, 2021
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	177.131872	102.749214	84.14352
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.217705	5.580497	5.196694
Average rate	5.164428	5.368651	5.133082
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.353834	1.270792	1.273981
Average rate	1.297354	1.249693	1.346594
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	4,807.99	3,977.14	3,438.52
Average rate	4,211.36	3,741.19	3,689.5
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	6.898736	6.352382	6.537798
Average rate	6.661729	6.456753	6.947936
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.937559	0.882924	0.81493	17.0064
Average rate	0.951768	0.841767	0.878101
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	19.361452	20.583378	19.948838
Average rate	20.123646	20.339905	21.182539
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.831548	0.741903	0.732646
Average rate	0.811905	0.725564	0.780195
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.820004	3.976006	3.621009
Average rate	3.845294	3.877055	3.49158
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,260.16	1,188.32	1,088.02
Average rate	1,286.17	1,139.06	1,185.02
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	16.968472	15.947907	14.686598
Average rate	16.39227	14.873785	16.21318